Goldman Sachs Strategic Factor Allocation Fund Investment Strategy - Class P Shares [Member] - Goldman Sachs Strategic Factor Allocation Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective through the implementation of the proprietary Strategic Factor Allocation process (“Strategic Allocation”) of the Goldman Sachs Investment Strategy Group (“Investment Strategy Group”). The Strategic Allocation is generally derived from the Investment Strategy Group’s market views on a variety of asset classes and instruments. The Investment Adviser determines in its sole discretion how to implement the Strategic Allocation. The Strategic Allocation was developed to provide exposure to “factors,” which are academically derived drivers of investment returns that the Investment Adviser believes offer the potential for greater and more consistent returns in different market environments. These factors include, but are not limited to, equity, term, flow and volatility. Under normal circumstances, the Fund will invest in a variety of asset classes, including, but not limited to, equity, fixed income and foreign exchange contracts. The Investment Adviser implements the Strategic Allocation by investing in derivatives and pooled investment vehicles, including, but not limited to, investment companies, including exchange-traded funds (“ETFs”) (the “Underlying Funds”), and exchange-traded notes (“ETNs”). The Underlying Funds may include affiliated investment companies. Strategic Allocation may also be implemented by investing in any one or a combination of the following asset classes: (i) U.S. and foreign equity securities, including common and preferred stocks; (ii) fixed income instruments, which include, among others, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, debt participations and non-investment grade securities rated BB+ or Ba1 or below (or comparable unrated securities) (commonly known as “junk bonds”); and (iii) foreign exchange contracts. The Fund seeks to generate income by selling call and put options on various reference securities including equity market indices, U.S. Treasury futures, or futures contracts based on the Secured Overnight Financing Rate (“SOFR”). To limit the downside risk of these written options, the Fund may utilize long options on instruments corresponding to the instruments underlying the written options as well as take positions in these instruments directly or by acquiring other closely related securities such as futures on these instruments. These positions are intended to reduce the impacts on the Fund if the underlying instrument approaches or falls past the strike price of a written put option or if it increases past the strike price of a written call option. The Fund will generally realize gains to the extent the income from collected premiums exceeds the aggregate appreciation or depreciation of the reference security over the exercise price of an option. As the seller of options, the Fund will receive cash (the “premium”) from the purchaser. If the purchaser exercises an option, the Fund pays the purchaser the difference between the strike price of the option and the price of the underlier at the time of exercise in the case of a put option or the difference between the price of the underlier at the time of exercise and the strike price of the option in the case of a call option. The premium, the exercise price and the market price of the underlier determine the gain or loss realized by the Fund as the seller of options. As the buyer of options, the Fund will pay the “premium” to the seller. If the Fund exercises a put option, the seller will pay the Fund the difference between the strike price of the option and the price of the underlier at the time of exercise. If the Fund exercises a call option, the seller will pay the Fund the difference between the price of the underlier at the time of exercise and the strike price of the option. The premium, the exercise price and the market price of the underlier determine the gain or loss realized by the Fund as the buyer of options. The Fund may invest without restriction as to issuer capitalization, country, currency, maturity, duration or credit rating. The Fund may invest in derivatives for both hedging and non-hedging purposes. Derivative positions may be listed or over the counter (“OTC”) and may or may not be centrally cleared. The Fund’s derivative investments may include but are not limited to: (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; (v) volatility index derivatives and commodity-linked derivative instruments; and (vi) other instruments, including structured securities. The Fund may implement short positions for hedging purposes or to seek to enhance total return, and may do so by using swaps, futures, forwards or options, or through short sales of any instrument that the Fund may purchase for investment. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits. The Fund seeks to gain exposure to volatility index derivatives and commodity-linked derivative instruments primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity—SFA, LLC (the “SFA Subsidiary”). The SFA Subsidiary is advised by the Investment Adviser. Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the SFA Subsidiary. The SFA Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the SFA Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub-indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the SFA Subsidiary invests directly in physical commodities. The SFA Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts). The Investment Adviser measures the Fund’s performance against the Strategic Factor Allocation Composite Index, which is comprised of the S&P 500® Index (50%) and the Bloomberg U.S. Aggregate Bond Index (50%).